Business Combinations - Additional Information (Detail) (USD $)	3 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Feb. 15, 2013 Clinical Trial Services	Dec. 31, 2013 Clinical Trial Services	Oct. 30, 2013 Clinical Trial Services	Dec. 31, 2013 Clinical Trial Services Maximum	Mar. 29, 2014 Aptiv Solutions
Business Acquisition [Line Items]
Percentage of common stock acquired						100.00%
Initial cash consideration						$ 143,500,000
Cash consideration	51,897,000	51,897,000
Additional consideration					3,750,000
Reduction in additional consideration			3,750,000
Working capital adjustment		$ 199,000		$ 199,000